Financial Instruments - Carrying Amounts of Financial Instruments by Category (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	$ 2,745	$ 3,117
Fair value through profit or loss	253	469
Derivatives used for hedging	28	199
Financial liabilities at amortized cost	(26,228)	(26,313)
Total	(23,202)	(22,528)
Lease liabilities	1,690	1,809
Deferred purchase consideration payable	$ 72	95	$ 118
Installment period	3 years
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ (667)	(816)
Financial liabilities	(667)	(816)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(2,346)	(2,611)
Financial liabilities	(2,346)	(2,611)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss	(52)	(21)
Financial liabilities, derivatives used for hedging	(108)	(91)
Financial liabilities at amortized cost	(1,762)	(1,904)
Financial liabilities	(1,922)	(2,016)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(21,453)	(20,982)
Financial liabilities	(21,453)	(20,982)
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	2,190	2,465
Financial assets	2,190	2,465
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, fair value through profit or loss	305	490
Financial assets	305	490
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	555	652
Financial assets, derivatives used for hedging	136	290
Financial assets	$ 691	$ 942